UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS

The Annual Report to Stockholders is filed herewith.

BrandywineGLOBAL - Global Unconstrained Bond Fund
Class A [LROAX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about BrandywineGLOBAL - Global Unconstrained Bond Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$116	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of BrandywineGLOBAL - Global Unconstrained Bond Fund returned 10.72%. The Fund compares its performance to the FTSE 3-Month U.S. Treasury Bill Index, which returned 5.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Overweight in U.S. Treasury duration; the position benefited significantly toward the end of the period, as U.S. yields declined in response to falling inflation, which approached the Fed’s 2% target, and signs of labor market weakening. We subsequently reduced our long-end Treasury holdings ahead of the yield increase seen in September and October, capturing gains before the market shift.

↑
Prime U.S. mortgage-backed securities (MBS) as the U.S. housing market remained resilient, supported by low inventory and stable demand. MBS demand was robust, as yields were attractive relative to other fixed-income assets. Investors perceived MBS as a safer asset class, bolstered by strong property appreciation, which reduced default risks.

↑
Overweight in local currency South African duration as yields fell in response to the central bank’s rate-cutting cycle, driven by easing inflation and slower GDP growth. The South African government implemented fiscal policies aimed at attracting foreign investment, which improved investor sentiment and supported bond performance.

Top detractors from performance:
↓
Short duration position in Italian bonds; yields declined as inflation across the Eurozone reduced and Italy’s fiscal outlook improved with better budget alignments. The Italian government promoted growth through fiscal reforms which supported the decline in yields.

↓
U.K. Gilts detracted as yields modestly rose. Inflation remained above the Bank of England’s (BoE) target until May, which, combined with fiscal concerns, put pressure on gilt prices. However, as inflation began to cool and the BoE initiated its rate-cutting cycle, yields fell, providing some relief to bond positions. The decline in yields helped to stabilize performance. In October, yields rose following the U.K. government’s budget announcement which introduced increased borrowing and spending.

↓
Overweight in the Australian dollar as the Reserve Bank of Australia maintained a cautious monetary policy stance. Growth challenges in China created a headwind for the currency, given Australia’s heavy reliance on exports to China. These factors collectively pressured the AUD, leading to its underperformance.

Use of derivatives and the impact on performance:
The Fund used currency forwards for hedging and alpha purposes which slightly added to performance. Bond futures used for duration management, hedging, and alpha source also contributed.
BrandywineGLOBAL - Global Unconstrained Bond Fund	PAGE 1	7037-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	10.72	1.07	0.84
Class A (with sales charge)	8.23	0.61	0.61
Bloomberg Global Aggregate Index	9.54	-1.64	0.23
FTSE 3-Month U.S. Treasury Bill Index	5.59	2.44	1.71
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$124,000,815
Total Number of Portfolio Holdings*	37
Total Management Fee Paid	$1,145,417
Portfolio Turnover Rate	138%
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - Global Unconstrained Bond Fund	PAGE 2	7037-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Global Unconstrained Bond Fund	PAGE 3	7037-ATSR-1224

BrandywineGLOBAL - Global Unconstrained Bond Fund
Class C [LAOCX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about BrandywineGLOBAL - Global Unconstrained Bond Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$193	1.84%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of BrandywineGLOBAL - Global Unconstrained Bond Fund returned 9.83%. The Fund compares its performance to the FTSE 3-Month U.S. Treasury Bill Index, which returned 5.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Overweight in U.S. Treasury duration; the position benefited significantly toward the end of the period, as U.S. yields declined in response to falling inflation, which approached the Fed’s 2% target, and signs of labor market weakening. We subsequently reduced our long-end Treasury holdings ahead of the yield increase seen in September and October, capturing gains before the market shift.

↑
Prime U.S. mortgage-backed securities (MBS) as the U.S. housing market remained resilient, supported by low inventory and stable demand. MBS demand was robust, as yields were attractive relative to other fixed-income assets. Investors perceived MBS as a safer asset class, bolstered by strong property appreciation, which reduced default risks.

↑
Overweight in local currency South African duration as yields fell in response to the central bank’s rate-cutting cycle, driven by easing inflation and slower GDP growth. The South African government implemented fiscal policies aimed at attracting foreign investment, which improved investor sentiment and supported bond performance.

Top detractors from performance:
↓
Short duration position in Italian bonds; yields declined as inflation across the Eurozone reduced and Italy’s fiscal outlook improved with better budget alignments. The Italian government promoted growth through fiscal reforms which supported the decline in yields.

↓
U.K. Gilts detracted as yields modestly rose. Inflation remained above the Bank of England’s (BoE) target until May, which, combined with fiscal concerns, put pressure on gilt prices. However, as inflation began to cool and the BoE initiated its rate-cutting cycle, yields fell, providing some relief to bond positions. The decline in yields helped to stabilize performance. In October, yields rose following the U.K. government’s budget announcement which introduced increased borrowing and spending.

↓
Overweight in the Australian dollar as the Reserve Bank of Australia maintained a cautious monetary policy stance. Growth challenges in China created a headwind for the currency, given Australia’s heavy reliance on exports to China. These factors collectively pressured the AUD, leading to its underperformance.

Use of derivatives and the impact on performance:
The Fund used currency forwards for hedging and alpha purposes which slightly added to performance. Bond futures used for duration management, hedging, and alpha source also contributed.
BrandywineGLOBAL - Global Unconstrained Bond Fund	PAGE 1	7566-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	9.83	0.37	0.19
Class C (with sales charge)	8.83	0.37	0.19
Bloomberg Global Aggregate Index	9.54	-1.64	0.23
FTSE 3-Month U.S. Treasury Bill Index	5.59	2.44	1.71
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$124,000,815
Total Number of Portfolio Holdings*	37
Total Management Fee Paid	$1,145,417
Portfolio Turnover Rate	138%
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - Global Unconstrained Bond Fund	PAGE 2	7566-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Global Unconstrained Bond Fund	PAGE 3	7566-ATSR-1224

BrandywineGLOBAL - Global Unconstrained Bond Fund
Class FI [LBAFX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about BrandywineGLOBAL - Global Unconstrained Bond Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$113	1.07%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class FI shares of BrandywineGLOBAL - Global Unconstrained Bond Fund returned 10.74%. The Fund compares its performance to the FTSE 3-Month U.S. Treasury Bill Index, which returned 5.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Overweight in U.S. Treasury duration; the position benefited significantly toward the end of the period, as U.S. yields declined in response to falling inflation, which approached the Fed’s 2% target, and signs of labor market weakening. We subsequently reduced our long-end Treasury holdings ahead of the yield increase seen in September and October, capturing gains before the market shift.

↑
Prime U.S. mortgage-backed securities (MBS) as the U.S. housing market remained resilient, supported by low inventory and stable demand. MBS demand was robust, as yields were attractive relative to other fixed-income assets. Investors perceived MBS as a safer asset class, bolstered by strong property appreciation, which reduced default risks.

↑
Overweight in local currency South African duration as yields fell in response to the central bank’s rate-cutting cycle, driven by easing inflation and slower GDP growth. The South African government implemented fiscal policies aimed at attracting foreign investment, which improved investor sentiment and supported bond performance.

Top detractors from performance:
↓
Short duration position in Italian bonds; yields declined as inflation across the Eurozone reduced and Italy’s fiscal outlook improved with better budget alignments. The Italian government promoted growth through fiscal reforms which supported the decline in yields.

↓
U.K. Gilts detracted as yields modestly rose. Inflation remained above the Bank of England’s (BoE) target until May, which, combined with fiscal concerns, put pressure on gilt prices. However, as inflation began to cool and the BoE initiated its rate-cutting cycle, yields fell, providing some relief to bond positions. The decline in yields helped to stabilize performance. In October, yields rose following the U.K. government’s budget announcement which introduced increased borrowing and spending.

↓
Overweight in the Australian dollar as the Reserve Bank of Australia maintained a cautious monetary policy stance. Growth challenges in China created a headwind for the currency, given Australia’s heavy reliance on exports to China. These factors collectively pressured the AUD, leading to its underperformance.

Use of derivatives and the impact on performance:
The Fund used currency forwards for hedging and alpha purposes which slightly added to performance. Bond futures used for duration management, hedging, and alpha source also contributed.
BrandywineGLOBAL - Global Unconstrained Bond Fund	PAGE 1	7039-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class FI 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class FI	10.74	1.08	0.90
Bloomberg Global Aggregate Index	9.54	-1.64	0.23
FTSE 3-Month U.S. Treasury Bill Index	5.59	2.44	1.71
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$124,000,815
Total Number of Portfolio Holdings*	37
Total Management Fee Paid	$1,145,417
Portfolio Turnover Rate	138%
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - Global Unconstrained Bond Fund	PAGE 2	7039-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Global Unconstrained Bond Fund	PAGE 3	7039-ATSR-1224

BrandywineGLOBAL - Global Unconstrained Bond Fund
Class R [LBARX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about BrandywineGLOBAL - Global Unconstrained Bond Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$148	1.41%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of BrandywineGLOBAL - Global Unconstrained Bond Fund returned 10.35%. The Fund compares its performance to the FTSE 3-Month U.S. Treasury Bill Index, which returned 5.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Overweight in U.S. Treasury duration; the position benefited significantly toward the end of the period, as U.S. yields declined in response to falling inflation, which approached the Fed’s 2% target, and signs of labor market weakening. We subsequently reduced our long-end Treasury holdings ahead of the yield increase seen in September and October, capturing gains before the market shift.

↑
Prime U.S. mortgage-backed securities (MBS) as the U.S. housing market remained resilient, supported by low inventory and stable demand. MBS demand was robust, as yields were attractive relative to other fixed-income assets. Investors perceived MBS as a safer asset class, bolstered by strong property appreciation, which reduced default risks.

↑
Overweight in local currency South African duration as yields fell in response to the central bank’s rate-cutting cycle, driven by easing inflation and slower GDP growth. The South African government implemented fiscal policies aimed at attracting foreign investment, which improved investor sentiment and supported bond performance.

Top detractors from performance:
↓
Short duration position in Italian bonds; yields declined as inflation across the Eurozone reduced and Italy’s fiscal outlook improved with better budget alignments. The Italian government promoted growth through fiscal reforms which supported the decline in yields.

↓
U.K. Gilts detracted as yields modestly rose. Inflation remained above the Bank of England’s (BoE) target until May, which, combined with fiscal concerns, put pressure on gilt prices. However, as inflation began to cool and the BoE initiated its rate-cutting cycle, yields fell, providing some relief to bond positions. The decline in yields helped to stabilize performance. In October, yields rose following the U.K. government’s budget announcement which introduced increased borrowing and spending.

↓
Overweight in the Australian dollar as the Reserve Bank of Australia maintained a cautious monetary policy stance. Growth challenges in China created a headwind for the currency, given Australia’s heavy reliance on exports to China. These factors collectively pressured the AUD, leading to its underperformance.

Use of derivatives and the impact on performance:
The Fund used currency forwards for hedging and alpha purposes which slightly added to performance. Bond futures used for duration management, hedging, and alpha source also contributed.
BrandywineGLOBAL - Global Unconstrained Bond Fund	PAGE 1	7504-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	10.35	0.79	0.57
Bloomberg Global Aggregate Index	9.54	-1.64	0.23
FTSE 3-Month U.S. Treasury Bill Index	5.59	2.44	1.71
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$124,000,815
Total Number of Portfolio Holdings*	37
Total Management Fee Paid	$1,145,417
Portfolio Turnover Rate	138%
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - Global Unconstrained Bond Fund	PAGE 2	7504-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Global Unconstrained Bond Fund	PAGE 3	7504-ATSR-1224

BrandywineGLOBAL - Global Unconstrained Bond Fund
Class I [LROIX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about BrandywineGLOBAL - Global Unconstrained Bond Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$90	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class I shares of BrandywineGLOBAL - Global Unconstrained Bond Fund returned 10.89%. The Fund compares its performance to the FTSE 3-Month U.S. Treasury Bill Index, which returned 5.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Overweight in U.S. Treasury duration; the position benefited significantly toward the end of the period, as U.S. yields declined in response to falling inflation, which approached the Fed’s 2% target, and signs of labor market weakening. We subsequently reduced our long-end Treasury holdings ahead of the yield increase seen in September and October, capturing gains before the market shift.

↑
Prime U.S. mortgage-backed securities (MBS) as the U.S. housing market remained resilient, supported by low inventory and stable demand. MBS demand was robust, as yields were attractive relative to other fixed-income assets. Investors perceived MBS as a safer asset class, bolstered by strong property appreciation, which reduced default risks.

↑
Overweight in local currency South African duration as yields fell in response to the central bank’s rate-cutting cycle, driven by easing inflation and slower GDP growth. The South African government implemented fiscal policies aimed at attracting foreign investment, which improved investor sentiment and supported bond performance.

Top detractors from performance:
↓
Short duration position in Italian bonds; yields declined as inflation across the Eurozone reduced and Italy’s fiscal outlook improved with better budget alignments. The Italian government promoted growth through fiscal reforms which supported the decline in yields.

↓
U.K. Gilts detracted as yields modestly rose. Inflation remained above the Bank of England’s (BoE) target until May, which, combined with fiscal concerns, put pressure on gilt prices. However, as inflation began to cool and the BoE initiated its rate-cutting cycle, yields fell, providing some relief to bond positions. The decline in yields helped to stabilize performance. In October, yields rose following the U.K. government’s budget announcement which introduced increased borrowing and spending.

↓
Overweight in the Australian dollar as the Reserve Bank of Australia maintained a cautious monetary policy stance. Growth challenges in China created a headwind for the currency, given Australia’s heavy reliance on exports to China. These factors collectively pressured the AUD, leading to its underperformance.

Use of derivatives and the impact on performance:
The Fund used currency forwards for hedging and alpha purposes which slightly added to performance. Bond futures used for duration management, hedging, and alpha source also contributed.
BrandywineGLOBAL - Global Unconstrained Bond Fund	PAGE 1	7040-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class I	10.89	1.35	1.16
Bloomberg Global Aggregate Index	9.54	-1.64	0.23
FTSE 3-Month U.S. Treasury Bill Index	5.59	2.44	1.71
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$124,000,815
Total Number of Portfolio Holdings*	37
Total Management Fee Paid	$1,145,417
Portfolio Turnover Rate	138%
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - Global Unconstrained Bond Fund	PAGE 2	7040-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Global Unconstrained Bond Fund	PAGE 3	7040-ATSR-1224

BrandywineGLOBAL - Global Unconstrained Bond Fund
Class IS [LROSX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about BrandywineGLOBAL - Global Unconstrained Bond Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$79	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class IS shares of BrandywineGLOBAL - Global Unconstrained Bond Fund returned 11.01%. The Fund compares its performance to the FTSE 3-Month U.S. Treasury Bill Index, which returned 5.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Overweight in U.S. Treasury duration; the position benefited significantly toward the end of the period, as U.S. yields declined in response to falling inflation, which approached the Fed’s 2% target, and signs of labor market weakening. We subsequently reduced our long-end Treasury holdings ahead of the yield increase seen in September and October, capturing gains before the market shift.

↑
Prime U.S. mortgage-backed securities (MBS) as the U.S. housing market remained resilient, supported by low inventory and stable demand. MBS demand was robust, as yields were attractive relative to other fixed-income assets. Investors perceived MBS as a safer asset class, bolstered by strong property appreciation, which reduced default risks.

↑
Overweight in local currency South African duration as yields fell in response to the central bank’s rate-cutting cycle, driven by easing inflation and slower GDP growth. The South African government implemented fiscal policies aimed at attracting foreign investment, which improved investor sentiment and supported bond performance.

Top detractors from performance:
↓
Short duration position in Italian bonds; yields declined as inflation across the Eurozone reduced and Italy’s fiscal outlook improved with better budget alignments. The Italian government promoted growth through fiscal reforms which supported the decline in yields.

↓
U.K. Gilts detracted as yields modestly rose. Inflation remained above the Bank of England’s (BoE) target until May, which, combined with fiscal concerns, put pressure on gilt prices. However, as inflation began to cool and the BoE initiated its rate-cutting cycle, yields fell, providing some relief to bond positions. The decline in yields helped to stabilize performance. In October, yields rose following the U.K. government’s budget announcement which introduced increased borrowing and spending.

↓
Overweight in the Australian dollar as the Reserve Bank of Australia maintained a cautious monetary policy stance. Growth challenges in China created a headwind for the currency, given Australia’s heavy reliance on exports to China. These factors collectively pressured the AUD, leading to its underperformance.

Use of derivatives and the impact on performance:
The Fund used currency forwards for hedging and alpha purposes which slightly added to performance. Bond futures used for duration management, hedging, and alpha source also contributed.
BrandywineGLOBAL - Global Unconstrained Bond Fund	PAGE 1	7042-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class IS	11.01	1.43	1.26
Bloomberg Global Aggregate Index	9.54	-1.64	0.23
FTSE 3-Month U.S. Treasury Bill Index	5.59	2.44	1.71
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$124,000,815
Total Number of Portfolio Holdings*	37
Total Management Fee Paid	$1,145,417
Portfolio Turnover Rate	138%
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - Global Unconstrained Bond Fund	PAGE 2	7042-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Global Unconstrained Bond Fund	PAGE 3	7042-ATSR-1224

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending October 31, 2023 and October 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $200,329 in October 31, 2023 and $215,401 in October 31, 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in October 31, 2023 and $0 in October 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $52,000 in October 31, 2023 and $52,000 in October 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by to the service affiliates during the Reporting Periods that required pre-approval by the Audit Auditors Committee.

(d) All Other Fees. The aggregate fees for other fees billed in the Reporting Periods for products and services provided by the Auditor were $0 in October 31, 2023 and $0 in October 31, 2024, other than the services reported in paragraphs (a) through (c) of this item for the Legg Mason Global Asset Management Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Legg Mason Global Asset Management Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Global Asset Management Trust, FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Legg Mason Global Asset Management Trust during the reporting period were $835,053 in October 31, 2023 and $842,539 in October 31, 2024.

(h) Yes. Legg Mason Global Asset Management Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Global Asset Management Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Andrew L. Breech

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien*

Thomas F. Schlafly

* Effective February 7, 2024, Mr. O’Brien became Chair of the Board.

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

BrandywineGLOBAL —
Global Unconstrained Bond Fund
Financial Statements and Other Important Information
Annual  | October 31, 2024

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
October 31, 2024
 BrandywineGLOBAL — Global Unconstrained Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government & Agency Obligations — 28.5%
U.S. Government Obligations — 28.5%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.170%)	4.712%	10/31/25	9,440,000	$9,436,110 (a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.150%)	4.692%	4/30/26	25,960,000	25,940,808 (a)

Total U.S. Government & Agency Obligations (Cost — $35,369,347)				35,376,918
Mortgage-Backed Securities — 24.7%
FHLMC — 2.3%
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/52	2,921,201	2,901,978
FNMA — 1.7%
Federal National Mortgage Association (FNMA)	5.500%	12/1/52	2,119,961	2,105,847
GNMA — 20.7%
Government National Mortgage Association (GNMA) II	5.500%	1/20/53- 9/20/54	16,547,679	16,488,828
Government National Mortgage Association (GNMA) II	6.000%	4/20/54- 10/20/54	9,094,100	9,172,148
Total GNMA				25,660,976

Total Mortgage-Backed Securities (Cost — $30,647,321)				30,668,801
Sovereign Bonds — 20.4%
Brazil — 8.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	13,900,000 BRL	2,127,054
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	36,230,000 BRL	5,437,375
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/35	23,130,000 BRL	3,416,445
Total Brazil				10,980,874
Colombia — 5.7%
Colombian TES, Bonds	9.250%	5/28/42	13,600,000,000 COP	2,561,540
Colombian TES, Bonds	7.250%	10/26/50	30,420,000,000 COP	4,466,781
Total Colombia				7,028,321
Mexico — 5.9%
Mexican Bonos, Bonds	8.000%	7/31/53	185,100,000 MXN	7,308,378

Total Sovereign Bonds (Cost — $27,131,523)				25,317,573
See Notes to Financial Statements.
BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
October 31, 2024
 BrandywineGLOBAL — Global Unconstrained Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Corporate Bonds & Notes — 8.9%
Consumer Discretionary — 4.4%
Automobiles — 4.4%
General Motors Financial Co. Inc., Senior Notes	5.400%	4/6/26	2,810,000	$2,832,641
Toyota Motor Credit Corp., Senior Notes	4.450%	5/18/26	2,640,000	2,641,450

Total Consumer Discretionary				5,474,091
Energy — 1.3%
Oil, Gas & Consumable Fuels — 1.3%
Petroleos Mexicanos, Senior Notes	6.950%	1/28/60	2,150,000	1,533,433

Financials — 2.5%
Banks — 2.5%
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.740%)	5.635%	3/14/25	3,130,000	3,136,585 (a)(b)

Information Technology — 0.7%
Electronic Equipment, Instruments & Components — 0.7%
Jabil Inc., Senior Notes	3.000%	1/15/31	970,000	856,124

Total Corporate Bonds & Notes (Cost — $10,870,838)				11,000,233
Non-U.S. Treasury Inflation Protected Securities — 3.0%
Poland — 3.0%
Republic of Poland Government Bond (Cost — $3,978,796)	2.000%	8/25/36	16,859,974 PLN	3,660,984

Collateralized Mortgage Obligations(c) — 2.2%
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K087 A2 (Cost — $2,950,104)	3.771%	12/25/28	2,850,000	2,770,949

Convertible Bonds & Notes — 1.3%
Communication Services — 1.3%
Media — 1.3%
DISH Network Corp., Senior Notes (Cost — $1,896,548)	3.375%	8/15/26	1,860,000	1,575,630
Total Investments before Short-Term Investments (Cost — $112,844,477)				110,371,088

Short-Term Investments — 10.2%
Sovereign Bonds — 6.4%
Egypt Treasury Bills	30.347%	4/1/25	218,500,000 EGP	3,997,298 (d)
Egypt Treasury Bills	28.647%	7/1/25	229,000,000 EGP	3,955,931 (d)

Total Sovereign Bonds (Cost — $8,095,391)				7,953,229
See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

 BrandywineGLOBAL — Global Unconstrained Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Money Market Funds — 3.8%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $4,669,045)	4.746%	4,669,045	$4,669,045 (e)(f)

Total Short-Term Investments (Cost — $12,764,436)			12,622,274
Total Investments — 99.2% (Cost — $125,608,913)			122,993,362
Other Assets in Excess of Liabilities — 0.8%			1,007,453
Total Net Assets — 100.0%			$124,000,815

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)	Rate shown represents yield-to-maturity.
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At October 31, 2024, the total market value of investments in Affiliated
Companies was $4,669,045 and the cost was $4,669,045 (Note 8).

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
COP	—	Colombian Peso
EGP	—	Egyptian Pound
MXN	—	Mexican Peso
PLN	—	Polish Zloty
SOFR	—	Secured Overnight Financing Rate
At October 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
United Kingdom Long Gilt Bonds	129	12/24	$16,492,458	$15,642,524	$(849,934)
See Notes to Financial Statements.
BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
October 31, 2024
 BrandywineGLOBAL — Global Unconstrained Bond Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
Euro-Bobl	422	12/24	$54,546,958	$54,234,453	$312,505
Euro-BTP	266	12/24	34,631,363	34,590,776	40,587
					353,092
Net unrealized depreciation on open futures contracts					$(496,842)

Abbreviation(s) used in this table:
Bobl	—	Bundesobligation (Medium-term German Federal Government Bond)
BTP	—	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
At October 31, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,265,705	EUR	8,300,000	Barclays Bank PLC	11/7/24	$234,292
USD	300,734	EUR	270,000	Citibank N.A.	11/7/24	6,941
USD	3,675,117	EUR	3,320,000	Citibank N.A.	11/7/24	62,552
USD	4,536,157	EUR	4,060,000	Citibank N.A.	11/7/24	118,382
EUR	8,970,000	USD	9,771,828	Goldman Sachs Group Inc.	11/7/24	(11,374)
USD	227,617	EUR	210,000	HSBC Securities Inc.	11/7/24	(889)
USD	442,925	EUR	400,000	HSBC Securities Inc.	11/7/24	7,676
USD	1,111,546	EUR	1,000,000	HSBC Securities Inc.	11/7/24	23,424
USD	3,036,894	EUR	2,710,000	HSBC Securities Inc.	11/7/24	88,084
USD	6,695,043	EUR	6,100,000	HSBC Securities Inc.	11/7/24	57,499
EUR	8,810,000	USD	9,640,043	JPMorgan Chase & Co.	11/7/24	(53,688)
USD	7,061,264	EUR	6,310,000	JPMorgan Chase & Co.	11/7/24	195,214
EUR	5,620,000	USD	6,107,226	Morgan Stanley & Co. Inc.	11/7/24	8,020
EUR	9,280,000	USD	10,203,146	UBS Securities LLC	11/7/24	(105,374)
NOK	61,800,000	USD	5,756,066	Barclays Bank PLC	11/12/24	(137,474)
NOK	61,200,000	USD	5,836,910	Citibank N.A.	11/12/24	(272,868)
USD	3,735,965	NOK	40,100,000	Citibank N.A.	11/12/24	90,245
USD	3,862,782	NOK	41,100,000	Citibank N.A.	11/12/24	126,146
USD	630,684	NOK	6,700,000	Morgan Stanley & Co. Inc.	11/12/24	21,549
USD	908,590	NOK	9,600,000	Morgan Stanley & Co. Inc.	11/12/24	35,799
USD	2,425,648	NOK	25,500,000	Morgan Stanley & Co. Inc.	11/12/24	107,297
ZAR	4,400,000	USD	243,614	Citibank N.A.	11/15/24	5,631
ZAR	7,500,000	USD	430,985	Citibank N.A.	11/15/24	(6,136)
USD	5,375,786	ZAR	99,500,000	HSBC Securities Inc.	11/15/24	(260,542)
ZAR	5,000,000	USD	284,418	HSBC Securities Inc.	11/15/24	(1,186)
See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

 BrandywineGLOBAL — Global Unconstrained Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	64,400,000	USD	3,666,402	Morgan Stanley & Co. Inc.	11/15/24	$(18,367)
ZAR	18,200,000	USD	1,055,413	Standard Chartered PLC	11/15/24	(24,446)
TRY	148,200,000	USD	3,969,719	Citibank N.A.	11/22/24	257,459
USD	2,734,502	TRY	96,800,000	Citibank N.A.	11/22/24	(26,570)
USD	268,723	TRY	10,000,000	JPMorgan Chase & Co.	11/22/24	(16,512)
USD	817,805	TRY	29,600,000	Morgan Stanley & Co. Inc.	11/22/24	(26,490)
USD	326,528	TRY	11,800,000	UBS Securities LLC	11/22/24	(10,049)
CNH	3,000,000	USD	425,431	JPMorgan Chase & Co.	11/27/24	(3,412)
CNH	5,150,000	USD	735,033	JPMorgan Chase & Co.	11/27/24	(10,567)
CNH	27,600,000	USD	3,971,775	JPMorgan Chase & Co.	11/27/24	(89,198)
CNH	51,570,000	USD	7,433,621	JPMorgan Chase & Co.	11/27/24	(179,110)
USD	9,313,370	CNH	65,500,000	JPMorgan Chase & Co.	11/27/24	99,283
USD	9,622,951	CNH	67,990,000	JPMorgan Chase & Co.	11/27/24	58,588
USD	3,946,154	AUD	5,920,000	Goldman Sachs Group Inc.	12/6/24	48,765
AUD	27,570,000	USD	18,748,427	Morgan Stanley & Co. Inc.	12/6/24	(597,920)
USD	1,968,512	AUD	2,970,000	Morgan Stanley & Co. Inc.	12/6/24	13,234
USD	333,220	AUD	490,000	Standard Chartered PLC	12/6/24	10,632
USD	673,565	AUD	1,000,000	Standard Chartered PLC	12/6/24	15,222
USD	1,483,076	AUD	2,150,000	Standard Chartered PLC	12/6/24	67,640
USD	3,820,600	AUD	5,530,000	UBS Securities LLC	12/6/24	179,965
CHF	3,970,000	USD	4,604,901	Barclays Bank PLC	12/12/24	14,315
GBP	2,960,000	USD	3,848,148	Barclays Bank PLC	12/12/24	(31,680)
CHF	3,280,000	USD	3,898,928	HSBC Securities Inc.	12/12/24	(82,549)
USD	4,405,514	GBP	3,310,000	HSBC Securities Inc.	12/12/24	137,775
USD	6,489,300	GBP	5,000,000	JPMorgan Chase & Co.	12/12/24	42,564
USD	3,857,337	CHF	3,290,000	Morgan Stanley & Co. Inc.	12/12/24	29,322
GBP	130,000	USD	168,450	Standard Chartered PLC	12/12/24	(835)
GBP	370,000	USD	491,128	Standard Chartered PLC	12/12/24	(14,070)
CHF	1,310,000	USD	1,553,943	UBS Securities LLC	12/12/24	(29,718)
USD	3,812,047	CHF	3,280,000	UBS Securities LLC	12/12/24	(4,332)
USD	9,235,329	CHF	7,790,000	UBS Securities LLC	12/12/24	171,427
USD	9,303,704	CHF	7,850,000	UBS Securities LLC	12/12/24	169,990
KRW	29,170,000,000	USD	22,004,300	Citibank N.A.	12/13/24	(824,040)
USD	3,741,416	JPY	571,000,000	Citibank N.A.	12/13/24	(38,448)
USD	22,129,500	KRW	29,170,000,000	Citibank N.A.	12/13/24	949,240
JPY	2,271,000,000	USD	16,104,042	JPMorgan Chase & Co.	12/13/24	(1,070,640)
USD	8,045,789	JPY	1,135,000,000	JPMorgan Chase & Co.	12/13/24	532,398
USD	8,164,145	JPY	1,136,000,000	JPMorgan Chase & Co.	12/13/24	644,135
JPY	1,143,000,000	USD	7,688,944	Morgan Stanley & Co. Inc.	12/13/24	(122,596)
See Notes to Financial Statements.
BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
October 31, 2024
 BrandywineGLOBAL — Global Unconstrained Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	2,770,000,000	USD	3,094,626	HSBC Securities Inc.	1/15/25	$(214,529)
USD	438,596	CLP	400,000,000	HSBC Securities Inc.	1/15/25	22,698
USD	2,639,281	BRL	15,060,000	HSBC Securities Inc.	1/22/25	60,464
USD	4,017,026	BRL	23,310,000	HSBC Securities Inc.	1/22/25	25,511
PLN	1,600,000	USD	410,239	Barclays Bank PLC	1/27/25	(11,780)
PLN	4,470,000	USD	1,162,017	Barclays Bank PLC	1/27/25	(48,823)
CAD	8,810,000	USD	6,426,787	Citibank N.A.	1/27/25	(79,564)
USD	709,775	PLN	2,720,000	Citibank N.A.	1/27/25	32,395
USD	4,854,674	PLN	18,540,000	Citibank N.A.	1/27/25	237,534
MXN	291,500,000	USD	14,426,265	Citibank N.A.	1/29/25	(80,016)
USD	362,206	MXN	7,300,000	HSBC Securities Inc.	1/29/25	2,934
USD	7,980,894	COP	34,420,000,000	JPMorgan Chase & Co.	1/30/25	295,069
HUF	2,340,000,000	USD	6,248,106	HSBC Securities Inc.	1/31/25	(43,433)
CLP	1,170,000,000	USD	1,303,737	HSBC Securities Inc.	2/14/25	(87,463)
USD	6,213,388	SEK	65,900,000	Morgan Stanley & Co. Inc.	2/24/25	(12,093)
Net unrealized appreciation on open forward foreign currency contracts						$658,529

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Offshore Yuan
COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
PLN	—	Polish Zloty
SEK	—	Swedish Krona
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

 BrandywineGLOBAL — Global Unconstrained Bond Fund
Summary of Investments by Country# (unaudited)
United States	62.4%
Brazil	8.9
Mexico	7.2
Colombia	5.7
Poland	3.0
Australia	2.5
Short-Term Investments	10.3
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of October 31, 2024, and are subject to change.
See Notes to Financial Statements.
BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

Statement of Assets and Liabilities
October 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $120,939,868)	$118,324,317
Investments in affiliated securities, at value (Cost — $4,669,045)	4,669,045
Foreign currency, at value (Cost — $90)	85
Unrealized appreciation on forward foreign currency contracts	5,307,310
Deposits with brokers for open futures contracts	2,177,850
Interest receivable	977,890
Dividends receivable from affiliated investments	16,691
Receivable for Fund shares sold	3,372
Deposits with brokers	12
Other assets	58,551
Prepaid expenses	30,067
Total Assets	131,565,190
Liabilities:
Unrealized depreciation on forward foreign currency contracts	4,648,781
Payable for securities purchased	1,719,841
Foreign currency collateral due to brokers for open futures contracts, at value (Cost — $447,032)	440,587
Deposits from brokers for OTC derivatives	330,000
Trustees’ fees payable	64,884
Payable for Fund shares repurchased	63,295
Payable to brokers — net variation margin on open futures contracts	55,606
Investment management fee payable	50,802
Accrued foreign capital gains tax	18,539
Service and/or distribution fees payable	1,909
Accrued expenses	170,131
Total Liabilities	7,564,375
Total Net Assets	$124,000,815
Net Assets:
Par value (Note 7)	$112
Paid-in capital in excess of par value	251,586,851
Total distributable earnings (loss)	(127,586,148)
Total Net Assets	$124,000,815
See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

Net Assets:
Class A	$7,333,643
Class C	$334,045
Class FI	$92,384
Class R	$47,160
Class I	$37,514,770
Class IS	$78,678,813
Shares Outstanding:
Class A	668,267
Class C	30,614
Class FI	8,319
Class R	4,321
Class I	3,394,992
Class IS	7,106,053
Net Asset Value:
Class A (and redemption price)	$10.97
Class C*	$10.91
Class FI (and redemption price)	$11.11
Class R (and redemption price)	$10.91
Class I (and redemption price)	$11.05
Class IS (and redemption price)	$11.07
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$11.22

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

Statement of Operations
For the Year Ended October 31, 2024

Investment Income:
Interest	$13,373,595
Dividends from affiliated investments	280,289
Less: Foreign taxes withheld	(60,785)
Total Investment Income	13,593,099
Expenses:
Investment management fee (Note 2)	1,322,204
Registration fees	97,240
Transfer agent fees (Notes 2 and 5)	95,393
Fund accounting fees	84,622
Audit and tax fees	48,597
Custody fees	46,773
Shareholder reports	32,936
Legal fees	31,787
Service and/or distribution fees (Notes 2 and 5)	26,227
Trustees’ fees	12,900
Fees recaptured by investment manager (Note 2)	4,163
Insurance	2,520
Commitment fees (Note 9)	1,482
Interest expense	189
Miscellaneous expenses	11,798
Total Expenses	1,818,831
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(176,787)
Net Expenses	1,642,044
Net Investment Income	11,951,055
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(1,394,724)†
Futures contracts	(1,123,972)
Forward foreign currency contracts	1,628,404
Foreign currency transactions	(379,738)
Net Realized Loss	(1,270,030)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	8,566,246 ‡
Futures contracts	2,180,127
Forward foreign currency contracts	3,197,745
Foreign currencies	18,651
Change in Net Unrealized Appreciation (Depreciation)	13,962,769
Net Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	12,692,739
Increase in Net Assets From Operations	$24,643,794

†	Net of foreign capital gains tax of $50,552.
‡	Net of change in accrued foreign capital gains tax of $18,539.
See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended October 31,	2024	2023
Operations:
Net investment income	$11,951,055	$20,158,947
Net realized loss	(1,270,030)	(40,088,397)
Change in net unrealized appreciation (depreciation)	13,962,769	30,545,033
Increase in Net Assets From Operations	24,643,794	10,615,583
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(11,050,022)	(13,455,059)
Decrease in Net Assets From Distributions to Shareholders	(11,050,022)	(13,455,059)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	32,066,915	105,355,357
Reinvestment of distributions	7,463,080	7,555,788
Cost of shares repurchased	(156,733,290)	(338,716,474)
Decrease in Net Assets From Fund Share Transactions	(117,203,295)	(225,805,329)
Decrease in Net Assets	(103,609,523)	(228,644,805)
Net Assets:
Beginning of year	227,610,338	456,255,143
End of year	$124,000,815	$227,610,338
See Notes to Financial Statements.
BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class A Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.49	$11.04	$12.15	$11.79	$11.62
Income (loss) from operations:
Net investment income	0.63	0.60	0.25	0.20	0.22
Net realized and unrealized gain (loss)	0.47	(0.80)	(1.33)	0.38	(0.00)[2]
Total income (loss) from operations	1.10	(0.20)	(1.08)	0.58	0.22
Less distributions from:
Net investment income	(0.62)	(0.35)	(0.03)	(0.22)	(0.05)
Total distributions	(0.62)	(0.35)	(0.03)	(0.22)	(0.05)
Net asset value, end of year	$10.97	$10.49	$11.04	$12.15	$11.79
Total return[3]	10.72%	(2.17)%	(8.89)%	4.90%	1.89%
Net assets, end of year (000s)	$7,334	$10,531	$13,585	$21,603	$21,145
Ratios to average net assets:
Gross expenses	1.19%	1.06%	1.11%	1.20%[4]	1.21%[4]
Net expenses[5,6]	1.10	1.05	1.10	1.20 [4]	1.20 [4]
Net investment income	5.61	5.29	2.13	1.64	1.87
Portfolio turnover rate	138%	129%	99%	79%	107%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class C Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.43	$10.89	$12.03	$11.61	$11.49
Income (loss) from operations:
Net investment income	0.54	0.51	0.16	0.12	0.14
Net realized and unrealized gain (loss)	0.47	(0.80)	(1.29)	0.38	(0.01)
Total income (loss) from operations	1.01	(0.29)	(1.13)	0.50	0.13
Less distributions from:
Net investment income	(0.53)	(0.17)	(0.01)	(0.08)	(0.01)
Total distributions	(0.53)	(0.17)	(0.01)	(0.08)	(0.01)
Net asset value, end of year	$10.91	$10.43	$10.89	$12.03	$11.61
Total return[2]	9.83%	(2.92)%	(9.42)%	4.27%	1.18%
Net assets, end of year (000s)	$334	$419	$664	$977	$2,341
Ratios to average net assets:
Gross expenses	1.93%	1.82%	1.88%	1.83%	1.85%
Net expenses[3,4]	1.84	1.82	1.87	1.83	1.85
Net investment income	4.85	4.49	1.37	0.96	1.21
Portfolio turnover rate	138%	129%	99%	79%	107%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class FI Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.61	$11.16	$12.30	$11.93	$11.76
Income (loss) from operations:
Net investment income	0.64	0.61	0.26	0.21	0.21
Net realized and unrealized gain (loss)	0.49	(0.81)	(1.36)	0.38	0.01 [2]
Total income (loss) from operations	1.13	(0.20)	(1.10)	0.59	0.22
Less distributions from:
Net investment income	(0.63)	(0.35)	(0.04)	(0.22)	(0.05)
Total distributions	(0.63)	(0.35)	(0.04)	(0.22)	(0.05)
Net asset value, end of year	$11.11	$10.61	$11.16	$12.30	$11.93
Total return[3]	10.74%	(2.20)%	(8.90)%	4.95%	1.90%
Net assets, end of year (000s)	$92	$85	$129	$75	$73
Ratios to average net assets:
Gross expenses	1.15%	1.06%	1.15%	1.17%	1.18%
Net expenses[4,5]	1.07	1.06	1.13	1.16	1.18
Net investment income	5.65	5.24	2.21	1.67	1.79
Portfolio turnover rate	138%	129%	99%	79%	107%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class R Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.44	$10.97	$12.10	$11.73	$11.58
Income (loss) from operations:
Net investment income	0.59	0.57	0.22	0.17	0.18
Net realized and unrealized gain (loss)	0.47	(0.80)	(1.33)	0.38	0.01 [2]
Total income (loss) from operations	1.06	(0.23)	(1.11)	0.55	0.19
Less distributions from:
Net investment income	(0.59)	(0.30)	(0.02)	(0.18)	(0.04)
Total distributions	(0.59)	(0.30)	(0.02)	(0.18)	(0.04)
Net asset value, end of year	$10.91	$10.44	$10.97	$12.10	$11.73
Total return[3]	10.35%	(2.41)%	(9.18)%	4.65%	1.64%
Net assets, end of year (000s)	$47	$45	$47	$52	$51
Ratios to average net assets:
Gross expenses	1.49%	1.34%	1.40%[4]	1.46%	1.47%[4]
Net expenses[5,6]	1.41	1.33	1.39 [4]	1.45	1.45 [4]
Net investment income	5.30	5.03	1.91	1.39	1.58
Portfolio turnover rate	138%	129%	99%	79%	107%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class I Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.55	$11.12	$12.22	$11.88	$11.69
Income (loss) from operations:
Net investment income	0.66	0.62	0.27	0.25	0.26
Net realized and unrealized gain (loss)	0.49	(0.80)	(1.33)	0.38	(0.00)[2]
Total income (loss) from operations	1.15	(0.18)	(1.06)	0.63	0.26
Less distributions from:
Net investment income	(0.65)	(0.39)	(0.04)	(0.29)	(0.07)
Total distributions	(0.65)	(0.39)	(0.04)	(0.29)	(0.07)
Net asset value, end of year	$11.05	$10.55	$11.12	$12.22	$11.88
Total return[3]	10.89%	(1.83)%	(8.78)%	5.33%	2.24%
Net assets, end of year (000s)	$37,515	$101,587	$193,108	$503,547	$464,688
Ratios to average net assets:
Gross expenses	0.93%[4]	0.86%	0.90%	0.97%	0.98%[4]
Net expenses[5,6]	0.85 [4]	0.85	0.85	0.85	0.85 [4]
Net investment income	5.82	5.40	2.26	1.99	2.20
Portfolio turnover rate	138%	129%	99%	79%	107%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class IS Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.58	$11.17	$12.26	$11.92	$11.73
Income (loss) from operations:
Net investment income	0.67	0.64	0.31	0.26	0.27
Net realized and unrealized gain (loss)	0.48	(0.81)	(1.36)	0.38	(0.01)
Total income (loss) from operations	1.15	(0.17)	(1.05)	0.64	0.26
Less distributions from:
Net investment income	(0.66)	(0.42)	(0.04)	(0.30)	(0.07)
Total distributions	(0.66)	(0.42)	(0.04)	(0.30)	(0.07)
Net asset value, end of year	$11.07	$10.58	$11.17	$12.26	$11.92
Total return[2]	11.01%	(1.87)%	(8.57)%	5.39%	2.28%
Net assets, end of year (000s)	$78,679	$114,944	$248,723	$222,185	$250,294
Ratios to average net assets:
Gross expenses	0.84%	0.75%[3]	0.77%	0.75%[3]	0.76%[3]
Net expenses[4,5]	0.75	0.75 [3]	0.75	0.74 [3]	0.75 [3]
Net investment income	5.95	5.52	2.66	2.08	2.34
Portfolio turnover rate	138%	129%	99%	79%	107%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
BrandywineGLOBAL — Global Unconstrained Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third

BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
 Level 1 — unadjusted quoted prices in active markets for identical investments
•
 Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
 Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$35,376,918	—	$35,376,918
Mortgage-Backed Securities	—	30,668,801	—	30,668,801
Sovereign Bonds	—	25,317,573	—	25,317,573
Corporate Bonds & Notes	—	11,000,233	—	11,000,233
Non-U.S. Treasury Inflation Protected Securities	—	3,660,984	—	3,660,984
Collateralized Mortgage Obligations	—	2,770,949	—	2,770,949
Convertible Bonds & Notes	—	1,575,630	—	1,575,630
Total Long-Term Investments	—	110,371,088	—	110,371,088
Short-Term Investments†:
Sovereign Bonds	—	7,953,229	—	7,953,229
Money Market Funds	$4,669,045	—	—	4,669,045
Total Short-Term Investments	4,669,045	7,953,229	—	12,622,274
Total Investments	$4,669,045	$118,324,317	—	$122,993,362
Other Financial Instruments:
Futures Contracts††	$353,092	—	—	$353,092
Forward Foreign Currency Contracts††	—	$5,307,310	—	5,307,310
Total Other Financial Instruments	$353,092	$5,307,310	—	$5,660,402
Total	$5,022,137	$123,631,627	—	$128,653,764
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$849,934	—	—	$849,934
Forward Foreign Currency Contracts††	—	$4,648,781	—	4,648,781
Total	$849,934	$4,648,781	—	$5,498,715

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in

BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated
BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(f) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(g) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign

BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(h) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while
BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of October 31, 2024, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $4,648,781. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.
At October 31, 2024, the Fund held cash collateral from Citibank N.A. and JPMorgan Chase & Co. in the amounts of $50,000 and $280,000, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.
(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(j) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(k) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(l) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of October 31, 2024, there were $18,539 of capital gains tax liabilities accrued on unrealized gains.
(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

Total Distributable Earnings (Loss)	Paid-in Capital
$(4,393)	$4,393
(a)
Reclassifications are due to distributions paid in connection with the redemption of Fund shares.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. FTFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.650%
Next $1 billion	0.625
Next $3 billion	0.600
Next $5 billion	0.575
Over $10 billion	0.550
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Brandywine Global a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS
BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
shares did not exceed 1.20%, 1.95%, 1.20%, 1.45%, 0.85% and 0.75%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended October 31, 2024, fees waived and/or expenses reimbursed amounted to $176,787, which included an affiliated money market fund waiver of $4,604.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at October 31, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class I	Class IS
Expires October 31, 2025	$1,957	$94	$14	$5	$152,700	$23,223
Expires October 31, 2026	—	—	—	—	13,877	—
Expires October 31, 2027	7,215	353	77	40	71,281	93,217
Total fee waivers/expense reimbursements subject to recapture	$9,172	$447	$91	$45	$237,858	$116,440
For the year ended October 31, 2024, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

Class I
FTFA recaptured	$4,163
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended

BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

October 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $4,616 was earned by Investor Services.
There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. There is a CDSC of 1.00% on Class C shares which applies if redemption occurs within 12 months from purchase payment.
For the year ended October 31, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$136
CDSCs	—
Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by FTFA or an affiliate of FTFA in which his or her deferred trustee’s fees were deemed to be invested. Until distributed in accordance with the Plan, deferred amounts remain in the Fund and are included in Trustees’ fees payable on the Statement of Assets and Liabilities. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended October 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$20,857,685	$241,341,620
Sales	70,778,625	309,718,568
BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
At October 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$126,565,026	$742,592	$(4,314,256)	$(3,571,664)
Futures contracts	—	353,092	(849,934)	(496,842)
Forward foreign currency contracts	—	5,307,310	(4,648,781)	658,529
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at October 31, 2024.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$353,092	—	$353,092
Forward foreign currency contracts	—	$5,307,310	5,307,310
Total	$353,092	$5,307,310	$5,660,402

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$849,934	—	$849,934
Forward foreign currency contracts	—	$4,648,781	4,648,781
Total	$849,934	$4,648,781	$5,498,715

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended October 31, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(1,123,972)	—	$(1,123,972)
Forward foreign currency contracts	—	$1,628,404	1,628,404
Total	$(1,123,972)	$1,628,404	$504,432

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$2,180,127	—	$2,180,127
Forward foreign currency contracts	—	$3,197,745	3,197,745
Total	$2,180,127	$3,197,745	$5,377,872
During the year ended October 31, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$38,547,949
Futures contracts (to sell)	32,232,405
Forward foreign currency contracts (to buy)	242,849,576
Forward foreign currency contracts (to sell)	221,220,646
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of October 31, 2024.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Barclays Bank PLC	$248,607	$(229,757)	$18,850	—	$18,850
Citibank N.A.	1,886,525	(1,327,642)	558,883	$(50,000)	508,883
Goldman Sachs Group Inc.	48,765	(11,374)	37,391	—	37,391
HSBC Securities Inc.	426,065	(690,591)	(264,526)	—	(264,526)
JPMorgan Chase & Co.	1,867,251	(1,423,127)	444,124	(280,000)	164,124
Morgan Stanley & Co. Inc.	215,221	(777,466)	(562,245)	—	(562,245)
Standard Chartered PLC	93,494	(39,351)	54,143	—	54,143
BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Counterparty (cont’d)	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
UBS Securities LLC	$521,382	$(149,473)	$371,909	—	$371,909
Total	$5,307,310	$(4,648,781)	$658,529	$(330,000)	$328,529

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended October 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$21,544	$8,798
Class C	4,213	400
Class FI	230	59
Class R	240	74
Class I	—	84,192
Class IS	—	1,870
Total	$26,227	$95,393
For the year ended October 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$7,412
Class C	363
Class FI	79
Class R	41
Class I	73,185
Class IS	95,707
Total	$176,787

BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

6. Distributions to shareholders by class

	Year Ended October 31, 2024	Year Ended October 31, 2023
Net Investment Income:
Class A	$466,514	$396,113
Class C	19,613	7,989
Class FI	5,082	3,226
Class R	2,544	1,288
Class I	4,277,460	5,973,055
Class IS	6,278,809	7,073,388
Total	$11,050,022	$13,455,059
7. Shares of beneficial interest
At October 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended October 31, 2024		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	185,665	$2,059,915	222,869	$2,524,972
Shares issued on reinvestment	38,753	433,460	31,572	360,961
Shares repurchased	(559,974)	(6,219,536)	(481,567)	(5,449,297)
Net decrease	(335,556)	$(3,726,161)	(227,126)	$(2,563,364)
Class C
Shares sold	380	$4,224	9,703	$112,529
Shares issued on reinvestment	1,386	15,388	576	6,576
Shares repurchased	(11,339)	(125,865)	(31,086)	(352,820)
Net decrease	(9,573)	$(106,253)	(20,807)	$(233,715)
Class FI
Shares sold	—	—	—	—
Shares issued on reinvestment	325	$3,666	211	$2,436
Shares repurchased	—	—	(3,729)	(44,779)
Net increase (decrease)	325	$3,666	(3,518)	$(42,343)
Class R
Shares sold	1	$8	—	—
Shares issued on reinvestment	0 *	3	0 *	$2
Shares repurchased	(2)	(17)	(2)	(28)
Net decrease	(1)	$(6)	(2)	$(26)
BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
	Year Ended October 31, 2024		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares sold	1,833,431	$20,599,086	4,185,248	$48,164,709
Shares issued on reinvestment	200,873	2,261,163	279,366	3,215,929
Shares repurchased	(8,265,732)	(93,788,831)	(12,198,132)	(141,841,322)
Net decrease	(6,231,428)	$(70,928,582)	(7,733,518)	$(90,460,684)
Class IS
Shares sold	837,337	$9,403,682	4,729,975	$54,553,147
Shares issued on reinvestment	421,690	4,749,400	344,657	3,969,884
Shares repurchased	(5,019,106)	(56,599,041)	(16,482,561)	(191,028,228)
Net decrease	(3,760,079)	$(42,445,959)	(11,407,929)	$(132,505,197)

*	Less than 1 share.
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended October 31, 2024. The following transactions were effected in such company for the year ended October 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$4,850,260	$156,570,248	156,570,248	$156,751,463	156,751,463

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$280,289	—	$4,669,045
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or

BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended October 31, 2024.
10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended October 31, was as follows:

	2024	2023
Distributions paid from:
Ordinary income	$11,050,022	$13,455,059
As of October 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$1,331,410
Deferred capital losses*	(125,338,238)
Other book/tax temporary differences(a)	(127,703)
Unrealized appreciation (depreciation)(b)	(3,451,617)
Total distributable earnings (loss) — net	$(127,586,148)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are attributable to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on futures, and book/tax differences in the timing of the deductibility of various expenses.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and other book/tax basis adjustments.
BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Global Asset Management Trust and Shareholders of BrandywineGLOBAL — Global Unconstrained Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BrandywineGLOBAL — Global Unconstrained Bond Fund (one of the funds constituting Legg Mason Global Asset Management Trust, referred to hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
December 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended October 31, 2024:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$5,723,899
Section 163(j) Interest Earned	§163(j)	$13,307,122
Interest Earned from Federal Obligations	Note (1)	$3,587,145
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
BrandywineGLOBAL — Global Unconstrained Bond Fund

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

BrandywineGLOBAL — Global Unconstrained Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting of the Board of Trustees of Legg Mason Global Asset Management Trust (the “Trust”) held on May 2-3, 2024, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (formerly Legg Mason Partners Fund Advisor, LLC) (the “Manager”) with respect to BrandywineGLOBAL – Global Unconstrained Bond Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Brandywine Global Investment Management, LLC (the “Sub-Adviser”) provides day-to-day management of the Fund’s portfolio. The management agreement and sub-advisory agreement are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Adviser, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Adviser, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2024 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Adviser pursuant to the Sub-Advisory Agreement.
Board approval of management agreement and sub-advisory agreement
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the
BrandywineGLOBAL — Global Unconstrained Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Manager and Sub-Adviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Adviser in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreement
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Adviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Adviser took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Adviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Adviser, and of the undertakings required of the Manager and Sub-Adviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Sub-Adviser’s risk management processes.

BrandywineGLOBAL — Global Unconstrained Bond Fund

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Adviser. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Adviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Adviser regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as alternative global macro funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3-, 5- and 10-year periods ended December 31, 2023 was below the median performance of the funds in the Performance Universe for each period. The Board noted the explanations from the Manager and the Sub-Adviser concerning the reasons for the Fund’s relative performance versus the peer group for the various periods.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.
BrandywineGLOBAL — Global Unconstrained Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager after giving effect to breakpoints and waivers, if any (the “Actual Management Fee”), in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Adviser, respectively. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Sub-Adviser is the responsibility and expense of the Manager, not the Fund.
The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Adviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, institutional separate and commingled accounts.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fees of the Sub-Adviser and the amount of the management fee retained by the Manager after payment of the sub-advisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of funds consisting of 12 alternative global macro funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of alternative global macro funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was below the median of management fees payable by the

BrandywineGLOBAL — Global Unconstrained Bond Fund

funds in the Expense Group and that the Fund’s Actual Management Fee was approximately equivalent to the median of management fees paid by the funds in the Expense Group and approximately equivalent to the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was below the median of the total expense ratios of the funds in the Expense Group and below the median of the actual total expense ratios of the funds in the Expense Universe. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2025.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing with Fund investors any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. The Board also noted the size of the Fund.
The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.
Other benefits to the manager and the sub-adviser
The Board considered other benefits received by the Manager, the Sub-Adviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer
BrandywineGLOBAL — Global Unconstrained Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Adviser to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Adviser and their affiliates received were reasonable.

BrandywineGLOBAL — Global Unconstrained Bond Fund

BrandywineGLOBAL —
Global Unconstrained Bond Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien*
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Brandywine Global Investment Management, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
*
Effective February 7, 2024, Mr. O’Brien became Chair of the Board.
BrandywineGLOBAL — Global Unconstrained Bond Fund
The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.
BrandywineGLOBAL — Global Unconstrained Bond Fund
Legg Mason Funds
100 International Drive
Baltimore, MD 21202
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Global Unconstrained Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
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Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
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Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
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Franklin, Templeton and Mutual Series Funds
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Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90800-AFSOI 12/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 23, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	December 23, 2024